TrimTabs ETF Trust
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202

November 30, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	TrimTabs ETF Trust (the “Trust”)
File Nos. 333-198603 and 811-22995

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, TrimTabs All Cap International Free-Cash-Flow ETF and TrimTabs All Cap U.S. Free-Cash-Flow ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in Post-Effective Amendment No. 20 to the Trust’s Registration Statement on Form N‑1A, which was electronically filed with the Commission on November 22, 2017 and became effective on November 30, 2017.

If you have any questions or require further information, please contact Michael Barolsky at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President
U.S. Bancorp Fund Services, LLC
as Administrator for the Trust